Subsidiary Guarantors (Details)	12 Months Ended
Dec. 31, 2012
LRE Finance
Subsidiary Guarantors
Ownership interest held (as a percent)	100.00%
OLLC
Subsidiary Guarantors
Ownership interest held (as a percent)	100.00%